SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 551,858			$ 1,028,183
Total current assets	658,573			1,632,290
Total assets	204,870,102			204,632,996
Current liabilities:
Accruals and other payables	1,914,948			76,474
Amounts due to related parties	46,867
Total current liabilities	1,961,815			76,474
Total liabilities	7,961,779			6,076,438
Shareholders’ deficit:
Additional paid-in capital
Accumulated deficit	(7,303,789)			(4,442,807)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 204,870,102			204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents		$ 59,074,344		62,754,165		$ 61,099,669
Short-term investments		2,050,144		2,063,003		2,024,057
Prepayments, deposits and other receivables		21,150,999		22,773,279		19,030,860
Total current assets		98,145,563		102,513,388		98,143,854
Total assets		138,840,159		136,784,633		135,333,841
Current liabilities:
Borrowings		4,927,019	[1]	3,799,427	[1],[2]	3,417,996	[2]
Accruals and other payables		60,101,111		61,399,970		56,157,758
Amounts due to related parties		55,946,877		52,165,395		41,142,728
Convertible bonds		5,210,233		7,561,050		25,622,099
Total current liabilities		131,926,133		131,572,066		132,918,186
Borrowings		3,011,806		2,104,343		2,535,126
Convertible bonds		12,009,300		9,192,140
Total liabilities		148,758,295		144,878,384		137,931,422
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)		58,030		58,030		58,030
Additional paid-in capital		29,172,373		29,172,373		22,488,990
Accumulated deficit		(64,763,902)		(60,090,694)		(45,241,495)
Accumulated other comprehensive loss		468,249		52,457		48,172
Total shareholders’ deficit		(35,065,250)		(30,807,834)		(22,646,303)
Total liabilities, mezzanine equity and shareholders’ deficit		$ 138,840,159		136,784,633		135,333,841
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents				25,648		93,036
Short-term investments				2,012,562		2,024,057
Prepayments, deposits and other receivables				2,751,066		2,754,125
Amounts due from subsidiaries				5,610,972		8,722,221
Amounts due from related parties				1,857,039		386,007
Total current assets				12,257,287		13,979,446
Investments in subsidiaries				26,171,064		29,745,028
Investment in an equity security				100,000		100,000
Total assets				38,528,351		43,824,474
Current liabilities:
Borrowings				1,666,989		1,225,421
Accruals and other payables				1,596,197		1,446,929
Amounts due to subsidiaries				215,889		79,054
Amounts due to related parties				48,338,222		38,280,613
Convertible bonds				7,561,050		25,622,099
Total current liabilities				59,378,347		66,654,116
Borrowings				923,256
Convertible bonds				9,192,140
Total liabilities				69,493,743		66,654,116
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)				58,030		58,030
Additional paid-in capital				29,172,373		22,488,990
Accumulated deficit				(60,105,962)		(45,256,763)
Accumulated other comprehensive loss				(89,833)		(119,899)
Total shareholders’ deficit				(30,965,392)		(22,829,642)
Total liabilities, mezzanine equity and shareholders’ deficit				$ 38,528,351		$ 43,824,474

[1]	As of June 30, 2022, the Company obtained several loans from individuals amounted to US$2.1 million, of which US$0.6 million was obtained from Dr. Ronnie Hui. As of June 30, 2022 and December 31, 2021, the weighted average interest rate of these borrowings was 10.0% and 15.9% per annum, respectively. The borrowings are primarily denominated in HK$.
[2]	As of December 31, 2021 and 2020, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 17.0% and 16.2% to 17.0% per annum, respectively. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 15.9% and 16.7% per annum, respectively. The borrowings are primarily denominated in HK$.